SUPPLEMENT Dated February 19, 2013
To the Current Prospectus

ING GoldenSelect Access	ING GoldenSelect Landmark
ING Architect Variable Annuity	ING GoldenSelect Premium Plus
ING GoldenSelect ESII	ING GoldenSelect Generations

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Directors of ING Partners, Inc., the Board of Directors of ING Variable Portfolios, Inc. and
the Board of Trustees of ING Investors Trust approved separate proposals to reorganize the following
“Merging Portfolios” with and into the following “Surviving Portfolios.”

Merging Portfolios	Surviving Portfolios
ING Growth and Income Core Portfolio (Class S)*
ING UBS U.S. Large Cap Equity Portfolio (Class S)*	ING Growth and Income Portfolio (Class S)*
ING BlackRock Science and Technology	ING MidCap Opportunities Portfolio (Class S)
Opportunities Portfolio (Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio
(Class S)
*These portfolios are currently closed to new investments and transfers.

Subject to shareholder approval, each reorganization is expected to take place on or about March 23,
2013 (the “Reorganization Date”), resulting in a shareholder of a given Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the
Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging
Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in a Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to a given Merging Portfolio will be automatically allocated to the corresponding
Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center at the number above.

As of the Reorganization Date noted above, all references in the prospectus to the Merging Portfolios are deleted.

X.GSAV-12	Page 1 of 2	February 2013

IMPORTANT INFORMATION REGARDING THE ING DAVIS NEW YORK VENTURE PORTFOLIO

The following information only affects you if you currently invest in the subaccount that corresponds to the ING Davis New York Venture Portfolio:

1. Effective on April 15, 2013, the investment portfolio's name will change to the ING Columbia
Contrarian Core Portfolio.

2. In addition, the investment portfolio’s Investment Objective will change as follows:
Prior to April 15, 2013, the Portfolio seeks long-term growth of capital.

Effective on April 15, 2013 the Portfolio seeks total return, consisting of long-term capital appreciation and current income.

3. Beginning on April 15, 2013 through the close of business on April 29, 2013, the Portfolio will be managed by a transition manager in preparation for a subadviser change from Davis Selected
Advisers, L.P. to Columbia Management Investment Advisers, LLC. Effective April 30, 2013,
Directed Services LLC will serve as investment adviser and Columbia Management Investment
Advisers, LLC will serve as investment subadviser.

All references in the prospectus to ING Davis New York Venture Portfolio, its investment objective, investment adviser and its investment subadviser are changed accordingly.

X.GSAV-12	Page 2 of 2	February 2013

SUPPLEMENT Dated February 19, 2013
To the Current Prospectus

ING GoldenSelect Opportunities

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Directors of ING Partners, Inc., the Board of Directors of ING Variable Portfolios, Inc. and
the Board of Trustees of ING Investors Trust approved separate proposals to reorganize the following
“Merging Portfolios” with and into the following “Surviving Portfolios.”

Merging Portfolios	Surviving Portfolios
ING Growth and Income Core Portfolio (Class S)*	ING Growth and Income Portfolio (Class S)*
ING UBS U.S. Large Cap Equity Portfolio (Class S)*
ING BlackRock Science and Technology	ING MidCap Opportunities Portfolio (Class S)
Opportunities Portfolio (Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio
(Class S)*
*These portfolios are currently closed to new investments and transfers.

The ING T. Rowe Price Capital Appreciation Portfolio (Class S) will be added under your contract for purposes of the fund reorganization only and will not be available for new investments or transfers.

Subject to shareholder approval, each reorganization is expected to take place on or about March 23,
2013 (the “Reorganization Date”), resulting in a shareholder of a given Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the
Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging
Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in a Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to a given Merging Portfolio will be automatically allocated to the corresponding
Surviving Portfolio, if the Surviving Portfolio is then available to new investments. If the Surviving
Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling our Customer Service Center at the number above.

As of the Reorganization Date noted above, all references in the prospectus to the Merging Portfolios are deleted.

X.GSOPS-12	Page 1 of 2	February 2013

IMPORTANT INFORMATION REGARDING THE ING DAVIS NEW YORK VENTURE PORTFOLIO

The following information only affects you if you currently invest in the subaccount that corresponds to the ING Davis New York Venture Portfolio:

1. Effective on April 15, 2013, the investment portfolio's name will change to the ING Columbia
Contrarian Core Portfolio.

2. In addition, the investment portfolio’s Investment Objective will change as follows:
Prior to April 15, 2013, the Portfolio seeks long-term growth of capital.

Effective on April 15, 2013 the Portfolio seeks total return, consisting of long-term capital appreciation and current income.

3. Beginning on April 15, 2013 through the close of business on April 29, 2013, the Portfolio will be managed by a transition manager in preparation for a subadviser change from Davis Selected
Advisers, L.P. to Columbia Management Investment Advisers, LLC. Effective April 30, 2013,
Directed Services LLC will serve as investment adviser and Columbia Management Investment
Advisers, LLC will serve as investment subadviser.

All references in the prospectus to ING Davis New York Venture Portfolio, its investment objective, investment adviser and its investment subadviser are changed accordingly.

X.GSOPS-12	Page 2 of 2	February 2013

SUPPLEMENT Dated February 19, 2013
To the Current Prospectus

Wells Fargo Opportunities
Wells Fargo Landmark

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Directors of ING Partners, Inc. and the Board of Directors of ING Variable Portfolios, Inc.
approved separate proposals to reorganize the following “Merging Portfolios” with and into the following
“Surviving Portfolios.”

Merging Portfolios	Surviving Portfolios
ING Growth and Income Core Portfolio (Class S)*
ING UBS U.S. Large Cap Equity Portfolio (Class S)*	ING Growth and Income Portfolio (Class S)*
ING BlackRock Science and Technology	ING MidCap Opportunities Portfolio (Class S)*
Opportunities Portfolio (Class S)
*These portfolios are currently closed to new investments and transfers.

Subject to shareholder approval, each reorganization is expected to take place on or about March 23,
2013 (the “Reorganization Date”), resulting in a shareholder of a given Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the
Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging
Portfolio will no longer be available under the Contract.

Prior to the Reorganization Date, you may reallocate your contract value in a Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to a given Merging Portfolio will be automatically allocated to the corresponding
Surviving Portfolio, if the Surviving Portfolio is then available to new investments. If the Surviving
Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling our Customer Service Center at the number above.

As of the Reorganization Date noted above, all references in the prospectus to the Merging Portfolios are deleted.

X.WFOPP-12	Page 1 of 2	February 2013

IMPORTANT INFORMATION REGARDING THE ING DAVIS NEW YORK VENTURE PORTFOLIO

The following information only affects you if you currently invest in the subaccount that corresponds to the ING Davis New York Venture Portfolio:

1. Effective on April 15, 2013, the investment portfolio's name will change to the ING Columbia
Contrarian Core Portfolio.

2. In addition, the investment portfolio’s Investment Objective will change as follows:
Prior to April 15, 2013, the Portfolio seeks long-term growth of capital.

Effective on April 15, 2013 the Portfolio seeks total return, consisting of long-term capital appreciation and current income.

3. Beginning on April 15, 2013 through the close of business on April 29, 2013, the Portfolio will be managed by a transition manager in preparation for a subadviser change from Davis Selected
Advisers, L.P. to Columbia Management Investment Advisers, LLC. Effective April 30, 2013,
Directed Services LLC will serve as investment adviser and Columbia Management Investment
Advisers, LLC will serve as investment subadviser.

All references in the prospectus to ING Davis New York Venture Portfolio, its investment objective, investment adviser and its investment subadviser are changed accordingly.

X.WFOPP-12	Page 2 of 2	February 2013